Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable and accrued liabilities	$ 117.7	$ 118.3
Royalties payable	3.3	4.4
Share-based compensation liability (note 16)	9.9	3.8
Current portion of equipment financing obligations	0.5	0.8
Accounts payable and accrued liabilities	$ 131.4	$ 127.3